Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Temproary equity, redemption shares	1,574,356	1,574,356	4,725,829
Temproary equity, redemption price per share	$ 12.02	$ 11.47	$ 10.77
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	2,280,500	2,280,500	2,280,500
Common stock, shares outstanding	2,280,500	2,280,500	2,280,500